CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Sales	$ 37,112	$ 39,507	$ 111,039	$ 126,816	$ 162,292	$ 326,840
Cost of sales	5,804	9,012	16,256	30,486	36,016	64,008
Gross margin	31,308	30,495	94,783	96,330	126,276	262,832
Operating expenses:
General and administrative expenses	607,207	27,551	1,177,954	157,043	210,691	506,003
Total operating expenses	607,207	27,551	1,177,954	157,043	210,691	506,003
Loss from operations	(575,899)	2,944	(1,083,171)	(60,713)	(84,415)	(243,171)
Other income					17,690	10,751
Unrealized gain/(loss)					(8,503)	6,559
Total other income (expense)	(1,068)	(5,809)	(7,294)	12,536	9,187	17,310
Loss before provision for income taxes	(576,967)	(2,865)	(1,090,465)	(48,177)	(75,228)	(225,861)
Provision for income taxes					1,648	0
Net loss	$ (577,787)	$ (7,854)	$ (1,092,085)	$ (48,160)	$ (76,876)	$ (225,861)
Loss per share:
Basic	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Other income (expense):
Interest income	$ 0	$ 2,130	$ 0	$ 12,626
Other income (expense)	0	5,086	(1,750)	5,086
Unrealized loss	0	(13,025)	(1,651)	(5,176)	$ 8,503	$ 6,559
Impairment of digital assets	(1,068)	0	(3,893)	0
Provision (credit) for income taxes	$ 820	$ 4,989	$ 1,620	$ (17)
Weighted average shares outstanding:
A Basic	69,844,086	68,984,086	69,513,976	68,984,086	68,984,086	68,101,483
B Diluted	69,844,086	68,984,086	69,513,976	68,984,086	68,984,086	68,101,483